                       BARR ROSENBERG VARIABLE INSURANCE TRUST

                        BARR ROSENBERG VIT MARKET NEUTRAL FUND

                          Supplement dated February 19, 1999
                                          to
                          Prospectus dated November 30, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its Barr Rosenberg VIT Market Neutral Fund. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Prospectus hereby is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The first paragraph of the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "The Fund is advised and managed by AXA Rosenberg Investment Management LLC (the "Manager"), which provides investment advisory services to a number of institutional investors and several mutual funds."

2. The subsection entitled "Key Personnel of the Manager" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "The biography of each of the executive officers of the Manager is set forth below. Kenneth Reid is also a Trustee of the Trust.

          BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Manager, Chairman of AXA Rosenberg Group LLC, the parent of the manager, and Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Manager's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the Manager's proprietary securities valuation model.

          Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974,
     Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986.
     Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk.

          KENNETH REID. Dr. Reid is the Chief Executive Officer of the Manager. His work is focused on the design and estimation of the Manager's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Manager's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Manager's proprietary valuation and trading systems.

          Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management.

          WILLIAM RICKS. Dr. Ricks is the Chief Investment Officer of the Manager. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

          Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer, and the Director of Strategic Accounting at Rosenberg Institutional Equity Management.

3. The first paragraph of the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager."

4. After the last paragraph in the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust," the following is inserted:

          "Dwight M. Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored 5 books and numerous articles in academic and professional journals. His research has focused on 3 key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the US computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to many U.S government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York. He is currently a Visiting Scholar at the Federal Reserve Bank of San Francisco."

5. The subsection entitled "Individuals Responsible for the Fund" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

          Management of the Fund's portfolio is overseen by the Manager's executive officers who are responsible for the design and maintenance of the Manager's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's performance against its benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and F. William Jump, Jr., the portfolio manager, are responsible for the day-to-day management of the Fund's portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Manager or its predecessor since 1985. Mr. Jump has had numerous responsibilities including trading, applications programming, new product development and portfolio engineering since he joined the Manager's predecessor in 1990. He received a B.A. from Swarthmore College in 1977 and an M.B.A. from The Wharton School, University of Pennsylvania in 1983.


6. After the last paragraph in the section entitled "Purchase of Shares," the following is inserted:

          In conformance with Rule 12b-1 under the 1940 Act, the Trust has adopted a written distribution and service plan. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and for services provided to its shareholders. No payments are currently being made under the plan. However, under the plan, the Fund could pay distribution and service fees at an annual rate not to exceed .25% of the Fund's average daily assets. Because these fees would be paid out of the Fund's assets, over time these fees would increase the cost of your investment and could cost more than paying other types of sales charges.

                       BARR ROSENBERG VARIABLE INSURANCE TRUST

                        BARR ROSENBERG VIT MARKET NEUTRAL FUND

                          Supplement dated February 19, 1999
                                          to
             Statement of Additional Information dated November 30, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its VIT Market Neutral Fund. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Statement of Additional Information is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The section entitled "Management of the Trust" is revised to read in its entirety as follows:

"The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Barr M. Rosenberg        Director of Research, AXA Rosenberg Investment
(56)                     Management LLC, January 1999 to present; Chairman,
Vice President           AXA Rosenberg Group LLC, January 1999 to present;
                         Director, Barr Rosenberg Research Center LLC, January
                         1999 to present; Managing General Partner and Chief
                         Investment Officer, Rosenberg Institutional Equity
                         Management, January 1985 to December 1998.

Kenneth Reid* (49)       Chief Executive Officer, AXA Rosenberg Investment
President, Trustee       Management LLC, January 1999 to present; General
                         Partner and Director of Research, Rosenberg
                         Institutional Equity Management, June 1986 to December
                         1998.

Marlis S. Fritz (49)     Vice Chairman and Global Marketing Director, AXA
Vice President           Rosenberg Group LLC, January 1999 to present; Managing
                         Director, AXA Rosenberg Global Services LLC, January
                         1999 to present; General Partner and Director of Marketing, Rosenberg Institutional Equity Management,
                         April 1985 to December 1998.

Nils H. Hakansson        Sylvan C. Coleman Professor of Finance and Accounting,
(61)                     Haas School of Business, University of California,
Trustee                  Berkeley, June 1969 to present;  Director, Supershare
                         Services Corporation (investment management), Los
                         Angeles, California, November 1989 to 1995.

William F. Sharpe        STANCO 25 Professor of Finance, Stanford University,
(64)                     September 1995 to present; Professor of Finance,
Trustee                  Stanford University, September 1992 to September 1995;
                         Timken Professor Emeritus of Finance, Stanford
                         University, September 1989 to September 1992; Timken
                         Professor of Finance, Stanford University, September
                         1970 to September 1989; Chairman, Financial Engines
                         Incorporated, Los Altos, California (electronic investment advice), March 1996 to present.

Dwight M. Jaffee         Professor of Finance and Real Estate, Haas School
(55)                     of Business, University of California, Berkeley,
Trustee                  California, July 1991 to present.

Po-Len Hew (32)          Director of Finance, AXA Rosenberg Global Services LLC,
Treasurer                January 1999 to present; Chief Financial Officer, Barr
                         Rosenberg Investment Management Inc., April 1994 to
                         December 1998; Accounting Manager, Rosenberg
                         Institutional Equity Management, October 1989 to
                         December 1998.

Sara Ronan (39)          Global Services Coordinator and Paralegal, AXA
Clerk                    Rosenberg Global Services LLC, January 1999 to present;
                         Paralegal, Barr Rosenberg Investment Management Inc.,
                         September 1997 to December 1998; Director of Marketing,
                         MIG Realty Advisors, January 1996 to September 1997;
                         Vice President, Liquidity Financial Advisors, May, 1985 to January 1996.

Edward H. Lyman          Chief Operating Officer, AXA Rosenberg Group LLC,
(55)                     January 1999 to present; Chief Executive Officer,
Vice President           AXA Rosenberg Global Services LLC, January 1999 to
                         present; Executive Vice President, Barr Rosenberg
                         Investment Management, Inc. and General Counsel to the
                         Rosenberg Group of companies, 1990 to present.

Richard L. Saalfeld      President and Chief Executive Officer, Barr Rosenberg
(55)                     Mutual Funds, a division of Barr Rosenberg Investment
Vice President           Management LLC, January 1999 to present; President and
                         Chief Executive Officer of mutual fund unit of Rosenberg Institutional Equity Management, June 1996 to
                         December 1998; Consultant to Rosenberg Institutional
                         Equity Management, September 1995 to May 1996; Chairman and Chief Executive Officer of CoreLink Resources, Inc.
                         (mutual fund marketing organization), Concord,
                         California, April 1993 to August 1995; Consultant,
                         December 1992 to March 1993.

Harold L. Arbit (51)     Managing Director, Barr Rosenberg Mutual Funds, a
Vice President           division of Barr Rosenberg Investment Management LLC,
                         January 1999 to present; Limited Partner, Rosenberg
                         Alpha L.P., 1984 to December 1999.

F. William Jump,         Strategy Engineer, AXA Rosenberg Investment Management,
Jr. (42)                 LLC, January 1999 to present; Portfolio Engineer,
Vice President           Rosenberg Institutional Equity Management, August 1990
                         to December 1998.




-----------------------------
* Trustees who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager.

     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $45,540 plus $4,950 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended March 31, 1999:

                                                     (3)
                              (2)              PENSION OR                                   (5)
                           ESTIMATED       RETIREMENT BENEFITS           (4)          ESTIMATED TOTAL
             (1)            AGGREGATE            ACCRUED          ESTIMATED ANNUAL      COMPENSATION
       NAME OF PERSON,    COMPENSATION         AS PART OF             BENEFITS         FROM FUND AND
           POSITION       FROM FUND (a)      TRUST EXPENSES        UPON RETIREMENT    FUND COMPLEX (a)
           --------       -------------      --------------        ---------------    ----------------
 Nils H. Hakansson         $11,715.00              $0                    $0              $77,055.00
 Trustee

 William F. Sharpe         $11,715.00              $0                    $0              $77,055.00
 Trustee

 Dwight M. Jaffee          $ 2,745.00(b)           $0                    $0              $19,080.00(b)
 Trustee

(a) Estimated compensation payable to the independent Trustees for service during the current fiscal year. The figures in column (2) "Estimated Aggregate Compensation from Fund" represent the amounts estimated to be paid to the Trustees as compensation from the Fund during the fiscal year ending on March 31, 1999. The figures in column (5) "Estimated Total Compensation From Fund and Fund Complex" represent the amounts paid to the Trustees as compensation from the fund complex of seven funds during the fiscal year ending on March 31, 1999.

(b) Professor Jaffee was elected to the board of Trustees in November 1998. Although his rate of compensation is commensurate with the other Trustees, his lower estimated compensation reflects the fact that he has not been a Trustee for the entire current fiscal year.


     Messrs. Rosenberg, Reid, Arbit, Lyman, Saalfeld and Jump and Ms. Fritz, Ronan and Hew, each being an officer or employee of the Manager or its affiliates, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust."

                             INVESTMENT ADVISORY SERVICES

2. The first sentence of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As disclosed in the Prospectus under the heading "Management of the Trust," under a management contract (a "Management Contract") between the Trust, on behalf of the Fund, and AXA Rosenberg Investment Management LLC (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities."

3. The fourth paragraph of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust."

4. The sixth paragraph of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Manager is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Control both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Manager."

5. The seventh paragraph of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As discussed in this Statement of Additional Information under the heading "Management of the Trust," Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Manager; Barr M. Rosenberg is a Vice President of the Trust and the Director of Research of the Manager. Dr. Rosenberg, Dr. Reid and Marlis S. Fritz, the former general partners of RIEM, may be deemed to be controlling persons of the Manager as a result of their interest in AXA Rosenberg Group LLC, the parent of the Manager."